Consolidated Balance Sheets - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Current Assets:
Cash	$ 133,479	$ 3,058
Other receivables		635
Inventories	2,422
Advances to suppliers	798,851	170,922
TOTAL ASSETS	1,025,656	177,233
Current Liabilities:
Payroll payable	8,801	7,874
Taxes payable	18,545
Other payables	98,536	110,298
Shares to be issued		107,200
TOTAL LIABILITIES	1,005,628	721,197
Commitments and Contingencies
Stockholders’ Equity:
Common Stock, no par value, 100,000,000 shares authorized; 45,518,000 shares and 45,000,000 shares issued and outstanding as of December 31, 2024 and 2023
Additional paid-in capital	607,200	500,000
Accumulated deficits	(609,758)	(1,064,348)
Other comprehensive income	22,586	20,384
Total Stockholders’ Equity	20,028	(543,964)
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	1,025,656	177,233
Nonrelated Party [Member]
Current Assets:
Accounts receivable	76,272	2,618
Current Liabilities:
Advance from customers	145,651	31,768
Related Party [Member]
Current Assets:
Accounts receivable	14,632
Current Liabilities:
Advance from customers		366,919
Due to related party	$ 734,095	$ 97,138